SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Oil and gas revenues	$ 2,667,508	$ 3,525,454	$ 4,097,403
Lease operating expense	2,764,958	2,950,869	2,953,254
Depletion, depreciation, and amortization	665,187	702,217	1,139,723
General and administrative expenses	5,170,103	3,368,029	4,602,656
Total other income (loss), net	(139,915)	(131,631)	(673,436)
Result of oil and gas producing operations before income taxes	(6,343,541)	(2,642,684)	(3,122,592)
Segment net loss	(6,343,541)	(2,642,684)	(3,122,592)
Adjustment and reconciling items
Consolidated net loss	(6,338,826)	(2,642,684)	(3,063,349)
Segment Reporting [Member]
Oil and gas revenues	2,667,508	3,525,454	4,097,403
Lease operating expense	(2,764,958)	(2,950,869)	(2,953,254)
Depletion, depreciation, and amortization	(665,187)	(702,217)	(1,139,723)
General and administrative expenses	(5,170,103)	(3,368,029)	(4,602,656)
Total other income (loss), net	(410,801)	852,977	1,475,638
Result of oil and gas producing operations before income taxes	(6,343,541)	(2,642,684)	(3,122,592)
Segment net loss	(6,343,541)	(2,642,684)	(3,122,592)
Adjustment and reconciling items
Consolidated net loss	$ (6,343,541)	$ (2,642,684)	$ (3,122,592)